SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - Equity Classified Awards [Member]	6 Months Ended
Jun. 30, 2026 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%
Expected volatility minimum	55.00%
Expected volatility maximum	89.00%
Risk-free interest rate minimum	3.30%
Risk-free interest rate maximum	5.80%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	2 years
Exercise price (USD)	$ 39.60
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	7 years
Exercise price (USD)	$ 389.60